Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	€ 5,717	€ 3,495
Property, plant and equipment	108,112	45,069
Investment in associate	9,176	15,538
Other receivables	1,375	1,463
Marketable securities	115,280
Total non-current assets	239,660	65,565
Current assets
Trade receivables	387	804
Other receivables	6,957	4,609
Prepayments	13,994	7,648
Marketable securities	134,278
Cash and cash equivalents	584,517	598,106
Total current assets	740,133	611,167
Total assets	979,793	676,732
Equity
Share capital	7,217	6,443
Distributable equity	831,494	590,671
Total equity	838,711	597,114
Non-current liabilities
Lease liabilities	85,116	30,720
Other liabilities	3,162	908
Total non-current liabilities	88,278	31,628
Current liabilities
Lease liabilities	6,859	5,899
Contract liabilities	363	858
Trade payables and accrued expenses	21,897	27,765
Other liabilities	23,384	13,349
Income taxes payable	301	119
Total current liabilities	52,804	47,990
Total liabilities	141,082	79,618
Total equity and liabilities	€ 979,793	€ 676,732